Investments in Associates and Joint Arrangements - Summary Financial Information on Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total current assets	¥ 595,371	¥ 579,743
Total assets	1,841,327	1,727,882
Total non-current assets	1,245,956	1,148,139
Total liabilities	631,035	575,110
Total current liabilities	582,148	517,274
Total non-current liabilities	48,887	57,836
Total equity	1,210,292	1,152,772	¥ 1,107,289	¥ 1,052,703
Total equity attributable to equity shareholders	1,206,350	1,148,916
Interest in associates	168,552	160,732
Revenue	848,258	768,070	745,917
Profit/(loss) before taxation	152,184	142,359	142,133
Profit/(loss) attributable to equity shareholders of the company	116,148	107,843	106,641
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(1,643)	(1,575)	1,050
Total comprehensive income/(loss) attributable to equity shareholders of the company	114,663	106,565	107,841
SPD Bank [member]
Disclosure of associates [line items]
Total assets	8,136,757	7,950,218
Total liabilities	7,458,539	7,304,401
Total equity	678,218	645,817
Total equity attributable to equity shareholders	¥ 560,098	¥ 528,288
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 101,898	¥ 96,018
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,084
Interest in associates	107,982	102,102
Revenue	190,982	196,384	190,688
Profit/(loss) before taxation	59,071	66,682	69,817
Profit/(loss) attributable to equity shareholders of the company	53,003	58,325	58,911
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(1,155)	(3,291)	2,608
Total comprehensive income/(loss) attributable to equity shareholders of the company	51,848	55,034	61,519
Dividends received from associates	2,561	3,201	1,867
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Total current assets	48,344	43,204
Total non-current assets	274,915	294,176
Total current liabilities	76,182	106,635
Total non-current liabilities	57,723	44,499
Total equity	189,354	186,246
Total equity attributable to equity shareholders	¥ 189,354	¥ 186,245
Percentage of ownership of the Group	28.00%	28.00%
Total equity attributable to the Group	¥ 52,887	¥ 52,018
The impact of fair value adjustments at the time of acquisition, goodwill and others	0
Elimination of unrealized profits resulting from the transfer of Tower Assets	(1,641)	(2,228)
Interest in associates	51,246	49,790
Revenue	86,585	81,099	76,428
Profit/(loss) before taxation	9,615	8,407	6,837
Profit/(loss) attributable to equity shareholders of the company	7,329	6,428	5,222
Other comprehensive (loss)/income attributable to ordinary equity shareholders	(1)	0	0
Total comprehensive income/(loss) attributable to equity shareholders of the company	7,328	6,428	5,222
Dividends received from associates	1,099	715	111
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Total current assets	19,143	22,748
Total non-current assets	100,326	111,806
Total current liabilities	33,255	38,301
Total non-current liabilities	70,572	77,598
Total equity	15,642	18,655
Total equity attributable to equity shareholders	¥ 15,554	¥ 18,540
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 2,800	¥ 3,337
The impact of fair value adjustments at the time of acquisition, goodwill and others	2,103	1,855
Interest in associates	4,903	5,192
Revenue	33,385	30,485	31,423
Profit/(loss) before taxation	(318)	208	1,727
Profit/(loss) attributable to equity shareholders of the company	(332)	231	1,256
Other comprehensive (loss)/income attributable to ordinary equity shareholders	8	(9)	(186)
Total comprehensive income/(loss) attributable to equity shareholders of the company	(324)	222	1,070
Dividends received from associates	¥ 88	¥ 114	¥ 117